Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Key Management Personnel Compensation

(a) Key management personnel compensation

	30 June	30 June	30 June
	2025$	2024$	2023$
Short-term employee benefits	3,828,342	4,009,786	4,142,562
Post-employment benefits	119,513	126,649	177,278
Long-term benefits	46,367	125,865	302,875
Share-based payments	1,491,477	2,503,894	3,143,579
Total	5,485,699	6,766,194	7,766,294

Schedule of Transactions with Key Management Personal

The following transactions occurred with key management personnel:

	30 June	30 June	30 June
	2025 $	2024 $	2023 $
Other transactions
Forfeiture payments expense to key management personnel	46,367	125,865	302,875
Payments to director related entities	415,909	605,390	-
Total	462,276	731,255	302,875